Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Assets and Liabilities Measured at Fair Value

he following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2018 and 2017:

	2018				2017
	Level 1		Level 2		Level 1		Level 2
Derivative financial instruments asset	Ps.	—	Ps.	2,605	Ps.	22	Ps.	1,183
Derivative financial instruments liability		236		881		26		4,468
Trust assets of labor obligations		1,142		—		1,801		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency

At December 31, 2018, the Company has the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2018
2019	Ps.	4,768	Ps.	(66)	Ps.	109

At December 31, 2017, the Company had the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2017
2018	Ps.	6,882	Ps.	(22)	Ps.	190

Disclosure of Outstanding Call Options to Purchase Foreign Currency

At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57

As of December 31, 2017, the Company paid a net premium of Ps. 7 million for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2017
2018	Ps.	266	Ps.	(5)	Ps.	17

Disclosure of Outstanding Cross Currency Swap Agreements

At December 31, 2018, the Company had the following outstanding cross currency swap agreements:

			Fair value
	Notional		(Liability)		Asset
Maturity date	ammount		As of December 31, 2018
2019	Ps.	4,652	Ps.	—	Ps.	498
2020		14,400		(79)		969
2021		4,035		—		586
2023		11,219		(390)		135
2027		6,889		(42)		202

At December 31, 2017, the Company had the following outstanding cross currency swap agreements:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2017
2018	Ps.	24,354	Ps.	(3,863)	Ps.	—
2019		6,263		(205)		—
2020		14,439		(163)		605
2021		4,046		—		24
2023		1,776		—		139
2027		6,907		(129)		179

Summary of Outstanding Interest Rate Swap Agreements

At December 31, 2018, the Company had the following outstanding interest rate swap agreements:

			Fair value
	Notional		(Liability)		Asset
Maturity date	ammount		As of December 31, 2018
2019	Ps.	4,013	Ps.	(49)	—
2020		4,559		(112)	—
2021		4,035		(110)	—

At December 31, 2017, the Company had the following outstanding interest rate swap agreements:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec. 31, 2017
2019	Ps.	4,024	Ps.	(32)	—
2020		3,669		(16)	—
2021		3,059		(33)	—

Disclosure of Fair Value of Commodity Price Contracts

As of December 31, 2018, the Company had the following sugar price contracts:

Fair value
	Notional	(Liability)	Asset
Maturity date	ammount	As of December 31, 2018
2019	Ps. 1,223	Ps. (88)	Ps. —

As of December 31, 2018, the Company has the following aluminum price contracts:

Fair value
	Notional	(Liability)	Asset
Maturity date	ammount	As of December 31, 2018
2019	Ps. 265	Ps. (17)	Ps. —

As of December 31, 2018, the Company has the following PX + MEG price contracts

Fair value
	Notional	(Liability)	Asset
Maturity date	ammount	As of December 31, 2018
2019	Ps.1,303	Ps. (131)	Ps. —

As of December 31, 2017, the Company had the following sugar price contracts:

			Fair Value
	Notional		(Liability)		Asset
Maturity Date	Amount		Dec 31, 2017
2018	Ps.	986	Ps.	(26)	Ps.	19
2019		150		—		3

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

 Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement	2018		2017		2016
Cross currency swaps (1)	Interest expense	Ps.	157	Ps.	2,102	Ps.	—
Cross currency swaps (1)	Foreign exchange		642		—		—
Interest rate swaps	Interest expense		—		—		—
Option to purchase foreign currency	Cost of good sold		(8)		—		—
Forward agreements to purchase foreign currency	Cost of good sold		240		89		(45)
Commodity Price contracts	Cost of good sold		(258)		(6)		(241)

(1)

The 2018 ammount belong to the Brazilian swaps maturity and the amount for 2017 belongs to the maturity of the Mexico swaps portafolio. Both amounts are disclosed as part of the financial activities in each year.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

Derivative	Impact in profit and loss	2018		2017		2016
Forward agreements to purchase foreign currency	Market value gain (loss) on financial statements	Ps.	(12)	Ps.	12	Ps.	(56)
Cross currency swaps	Market value (loss) gain on financial statements		(116)		337		236

Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes

Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2018		2017		2016
Cross-currency swaps	Market value (loss) gain on financial instruments	Ps.	(186)	Ps.	(104)	Ps.	(129)
Embedded derivatives	Market value gain on financial instruments		—		1		—

Summary of Sensitivity Analysis of Interest Rate Risks Management

The following disclosures provide a sensitivity analysis of the interest rate risks, management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which considers its existing hedging strategy:

Interest Rate Risk	Change in U.S.$ Rate	Effect on (Profit) or Loss
2018	+100 bps	Ps.	(134)
2017	+100 bps	(251)
2016	+100 bps	(211)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2018.

(In millions of Ps)	2019		2020		2021		2022		2023		2024 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	4,657	Ps.	9,829	Ps.	2,498	Ps.	1,497	Ps.	25,052	Ps.	20,306
Loans from banks		6,936		1,324		9,560		73		38		24
Derivatives financial liabilities (assets)		450		777		477		—		(255)		160
Financial leasing		10		—		—		—		—		—

Summary of Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks

As of December 31, 2018, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk

Foreign exchange currency forward contracts

Net exposure (in millions of pesos)	3,484	683	—

Average exchange rate MXN/USD	20.19	20.75	—

Net exposure (in millions of pesos)	805	337	—

Average exchange rate BRL/USD	3.75	3.83	—

Net exposure (in millions of pesos)	429	63	—

Average exchange rate COP/USD	2,851	2,976	—

Net exposure (in millions of pesos)	339	—	—

Average exchange rate ARS/USD	43.31	—	—

Net exposure (in millions of pesos)	196	159	—

Average exchange rate UYU/USD	32.9	33.97	—

Foreign exchange currency swap contracts

Net exposure (in millions of pesos)	—	—	18,502

Average exchange rate MXN/USD	—	—	19.72

Net exposure (in millions of pesos)	—	4,652	18,042
Average exchange rate BRL/USD	—	3.36	3.59

Interest rate risk

Interest rate swaps

Net exposure (in millions of pesos)	—	4,013	8,594

Average interest rate	—	6.29%	8.15%

Commodities risk

Aluminum	189	75	—

Average price (USD/Ton)	1,975	1,986	—

Sugar	725	498	—

Average price (USD cent/Lb)	12.86	13.11	—

PX+MEG	739	565	—

Average price (USD /Ton)	1,077	1,040	—

As of December 31, 2017, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk

Foreign exchange currency forward contracts

Net exposure (in millions of pesos)	3,391	978	—

Average exchange rate MXN/USD	19.62	19.42	—

Net exposure (in millions of pesos)	1,332	136	—

Average exchange rate BRL/USD	3.22	3.25	—
Net exposure (in millions of pesos)	647	116	—
Average exchange rate COP/USD	3,017	3,014	—
Net exposure (in millions of pesos)	280	—	—
Average exchange rate ARS/USD	18.56	—	—
Foreign exchange currency swap contracts
Net exposure (in millions of pesos)	—	—	18,552
Average exchange rate MXN/USD	—	—	19.72
Net exposure (in millions of pesos)	6,414	17,939	14,880
Average exchange rate BRL/USD	3.82	3.83	3.37

Interest rate risk
Interest rate swaps
Net exposure (in millions of pesos)	—	—	10,752
Average interest rate	—	—	7.58%

Commodities risk
Sugar	710	428	—
Average price (USD cent/Lb)	14.79	15.23	—

Summary of Cash Flows Hedge Exposures

As of December 31, 2018, the Company includes the following cash flows hedge exposures:

In millions of pesos	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedge accounting is not applied
Foreign exchange currency risk
Net sales, trade account receivables and borrowings	—	—	—
Purchase of stock	1	22	—

Interest rate risk
Interest rate instruments	—	—	—

As of December 31, 2017, the Company includes the following cash flows hedge exposures:

In millions of pesos	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedge accounting is not applied
Foreign exchange currency risk
Net sales, trade account receivables and borrowings	—	—	—
Purchase of stock	—	11	—

Interest rate risk
Interest rate instruments	—	—	—

Summary of Cash Flow Financial Instruments Amounts and Its Related Non-effective Portion

As of December 31, 2018, cash flow financial instruments amounts and its related non-effective portion were as follows:

In millions of pesos	Notional	Assets	Liabilities	Financial position category in which the cash flow hedge is included
Foreign exchange currency risk
Forward contracts: Net sales, trade accounts receivables and borrowings	—	—	—	Other investments including financial derivatives (assets), trade accounts payable (liabilities)

Purcahse of stock	4,768	109	(66)

Exchange rate swaps	41,195	2,390	(511)

Interest rate risk
Swap interest rate	12,607	—	(271)	Other investments including financial derivatives (assets), trade accounts payable (liabilities)

Commodities risk
Aluminum	265	—	(17)
Suggar	1,223	—	(88)
PX+MEG	1,303	—	(131)

Market risk [member]
Statement [LineItems]
Disclosure of Sensitivity Analysis of Market Risks Management

The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interests rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreement to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2018	(13%)	Ps.	(365)	Ps.	—
2017	(12%)		(602)		—
2016	(17%)		(916)		—

Forward agreement to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2018	(16%)	Ps.	(413)	Ps.	—
2017	(14%)		(234)		—
2016	(18%)		(203)		—

Forward agreement to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2018	(12%)	Ps.	(2)	Ps.	—
2017	(9%)		(73)		—
2016	(18%)		(255)		—

Forward agreement to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2018	(27%)	Ps.	(522)	Ps.	—
2017	(10%)		(29)		—

Forward agreement to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2018	(8%)	Ps.	(46)	Ps.	—

Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity		Profit and loss effect
2018	(13%)	Ps.	(3,130)	Ps.	—
2017	(12%)		(3,540)		—
2016	(17%)		(3,687)		(1,790)

Cross currency swaps (USD en BRL)	Change in USD rate	Effect on equity		Profit and loss effect
2018	(16%)	Ps.	(9,068)	Ps.	—
2017	(14%)		(7,483)		—
2016	(18%)		(9,559)		—

Interest rate swaps (floating to fixed rates)	Change in BRL rate		Effect on equity		Profit and loss effect
2018	(100 bps	)	Ps.	(1,976)	Ps.	—
2017	(100 bps	)	Ps.	(234)	Ps.	—

Sugar price contracts	Change on sugar Price	Effect on equity		Profit and loss effect
2018	(30%)	Ps.	(341)	Ps.	—
2017	(30%)		(32)		—
2016	(33%)		(310)		—

Alluminum price contracts	Change on Alluminum price	Effect on equity		Profit and loss effect
2018	(22%)	Ps.	(55)	Ps.	—
2016	(16%)		(13)		—

Options to purchase foreign currency (MXN en USD)	Change on USD rate	Effect on equity		Profit and loss effect
2018	(13%)	Ps.	(303)	Ps.	—
2017	(12%)	Ps.	(24)	Ps.	—